Submission	Mar. 06, 2025
Submission [Line Items]
Central Index Key	0001442145
Registrant Name	Verisk Analytics, Inc.
Registration File Number	333-270827
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES